CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2023
Contract Liabilities
CONTRACT LIABILITIES

NOTE 8 – CONTRACT LIABILITIES

Contract liabilities consist of the following:

	December 31,
	2023	2022

Balance at beginning of year	$867,132	$227,371
Additions	847,945	664,259
Recognized to revenue during the year	(721,180)	(26,962)
Exchange adjustment	2,629	2,464
Balance at end of year	$996,526	$867,132